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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. Wing
Title:  President
Phone:  (952) 942-3206

Signature, Place, and Date of Signing:

/s/ John W. Wing          Minnetonka, Minnesota     November 10, 2006
------------------------  ------------------------  ------------------------
[Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $191,175
                                        -----------
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                      VOTING AUTHORITY
                            TITLE OF            VALUE   SH OR                        ------------------
NAME OF ISSUER              CLASS      CUSIP   (x1000) PSN AMT Inv. Disc. Other Mgr. SOLE SHARED   NONE
--------------------------- -------- --------- ------- ------- ---------- ---------- ---- ------ ------
ISHARES INC MSCI PAC EX-JPN ETF/ISH  464286665    611    5509     Sole                             5509
ISHARES TR 1-3 YR TR INDX   ETF/ISH  464287457   9601  119507     Sole                           119507
ISHARES TR COHN&ST RLTY MJ  ETF/ISH  464287564  13823  150581     Sole                           150581
ISHARES TR DJ US ENERGY     ETF/ISH  464287796  12771  137693     Sole                           137693
ISHARES TR DJ US FINL SEC   ETF/ISH  464287788  13409  120800     Sole                           120800
ISHARES TR DJ US TELECOMM   ETF/ISH  464287713  14431  521334     Sole                           521334
ISHARES TR DJ US UTILS SEC  ETF/ISH  464287697  13393  161599     Sole                           161599
ISHARES TR LEHMAN AGG BND   ETF/ISH  464287226   9627   96115     Sole                            96115
ISHARES TR MSCI EAFE INDEX  ETF/ISH  464287465    718   10595     Sole                            10595
ISHARES TR MSCI EMERGING M  ETF/ISH  464287234  10289  106329     Sole                           106329
ISHARES TR S&P 500 INDX FD  ETF/ISH  464287200   3252   24312     Sole                            24312
ISHARES TR S&P EURO PLUS    ETF/ISH  464287861  11159  115526     Sole                           115526
ISHARES TR S&P LAT AMER 40  ETF/ISH  464287390  10263   72181     Sole                            72181
ISHARES TR S&P500/BARR VAL  ETF/ISH  464287408  67829  944559     Sole                           944559